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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:_____________________
     This Amendment (Check only one.):  /__/  is a restatement.
                                        /__/  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Silver Lake Technology Associates, L.L.C.
Address:       2775 Sand Hill Road, Suite 100
               Menlo Park, CA  94025

Form 13F File Number:  028-12356

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Alan K. Austin
Title:          Managing Director and Executive Vice President
Phone:          (650) 233-8149

Signature, Place, and Date of Signing:


/s/ Alan K. Austin       Menlo Park, CA          February 10, 2010
------------------       --------------          -----------------
[Signature]              [City, State]           [Date]


* The Reporting Manager does not have formal investment discretion with respect to all of the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

Report Type (Check only one):

/__/13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
/X/13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
/__/13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number:       028-12791
Name:  Silver Lake Group, L.L.C